Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ 560,806	¥ 399,073	¥ 737,778
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	(3,053)	(3,857)	(13,877)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ (952)	¥ (653)	¥ (605)